Capital management	12 Months Ended
Sep. 30, 2025
Capital management
Capital management

26.Capital management

The Company’s objective in managing capital is to safeguard its ability to continue as a going concern and to sustain future development of the business. The senior management is responsible for managing the capital through regular review of financial information to ensure sufficient resources are available to meet operating requirements and investments to support the Company’s growth strategy. The Board of Directors is responsible for overseeing this process. From time to time, the Company could issue equity instruments or debt to maintain or adjust the capital structure. DEFSEC is not subject to any externally imposed capital requirements.

DEFSEC’s capital is composed of the following:

	September 30,	September 30,
	2025	2024
Debt:
Lease obligations	$1,303,450	$302,223
Warrant liability	210,965	847,295

Equity:
Share capital	$47,003,991	$37,822,725
Warrants	7,764,412	1,084,687
Contributed surplus	5,398,445	5,152,753
Accumulated other comprehensive loss	(85,077)	(38,520)
Accumulated deficit	(52,280,052)	(42,653,358)
Total capital	$9,316,134	$2,517,805